WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.6%
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$72,873
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	307,283
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	47,657
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	122,073
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	167,778
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	236,184
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	73,919
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	80,392
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	82,437
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	41,913
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	82,481
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	61,777
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	256,038
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	584,914

Total Diversified Telecommunication Services				2,217,719

Entertainment - 1.8%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	576,200
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	155,867
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,353,419

Total Entertainment				2,085,486

Media - 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	455,806
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	102,558
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	49,489
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	227,213
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	266,954
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	55,946

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	$160,000	$119,728
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	45,440
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	155,542
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	229,985
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	173,667
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	991,475
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	123,300	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	441,121
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	441,041
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	163,375
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	192,801
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,160
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	39,145

Total Media				4,283,746

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	841,936
Sprint LLC, Senior Notes	7.125%	6/15/24	150,000	151,042
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	48,239
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	161,145
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	143,793
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	179,552
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	7,257

Total Wireless Telecommunication Services				1,532,964

TOTAL COMMUNICATION SERVICES				10,119,915

CONSUMER DISCRETIONARY - 5.5%
Automobile Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	384,984	(a)

Automobiles - 1.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	223,776
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	357,348
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	189,876
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	165,344

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.750%	4/1/46	$270,000	$252,610
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	172,596	(a)

Total Automobiles				1,361,550

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	255,301
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	429,449

Total Broadline Retail				684,750

Diversified Consumer Services - 0.1%
Washington University, Senior Notes	3.524%	4/15/54	90,000	64,253
Washington University, Senior Notes	4.349%	4/15/2122	110,000	82,302

Total Diversified Consumer Services				146,555

Hotels, Restaurants & Leisure - 2.3%
Genting New York LLC/GENNY Capital Inc.,
Senior Notes	3.300%	2/15/26	550,000	488,246	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	197,567
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	136,976
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	199,379
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,203
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	313,416	(a)
Sands China Ltd., Senior Notes	5.375%	8/8/25	450,000	436,210
Sands China Ltd., Senior Notes	5.650%	8/8/28	200,000	188,393
Sands China Ltd., Senior Notes	4.875%	6/18/30	200,000	172,845
Sands China Ltd., Senior Notes	3.500%	8/8/31	330,000	261,406
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	214,433	(a)

Total Hotels, Restaurants & Leisure				2,617,074

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	184,931
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	74,757
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	167,618

Total Household Durables				427,306

Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	34,122
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	193,435
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	100,561	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	160,341	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	69,304
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	206,761

Total Specialty Retail				764,524

TOTAL CONSUMER DISCRETIONARY				6,386,743

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	$840,000	$732,626
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	59,211
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	152,262
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	92,383
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	627,172	(a)

Total Beverages				1,663,654

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	95,357

Tobacco - 2.2%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	188,457
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	398,162
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	827,820
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	329,261	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	79,925
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	282,368
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	300,688
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	74,646

Total Tobacco				2,481,327

TOTAL CONSUMER STAPLES				4,240,338

ENERGY - 14.3%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	169,782

Oil, Gas & Consumable Fuels - 14.2%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	95,556
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	15,910
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	70,558
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	15,942	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	30,849	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	175,099
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	170,000	166,533	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	283,231	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	240,000	234,898	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	868,481
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	70,916	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	$140,000	$129,919
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	89,937	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	66,218
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	348,341
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	283,484
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	219,642
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	518,989
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	165,936
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	194,860	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	484,216	(b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	28,780
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	174,802
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	19,819
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	36,591
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	320,034
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	97,745
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	70,364
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	358,610	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	226,363
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	119,378
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	150,025	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,172,891
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	56,957
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	308,189
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	494,001
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	205,786
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	452,189
ONEOK Inc., Senior Notes	6.625%	9/1/53	460,000	450,979
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	183,875	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	195,992

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	$280,000	$258,602
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	76,049
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	257,817
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	156,075
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	319,059	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	191,805	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	266,879
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	123,274
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	490,898
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	488,818
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	236,795
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	111,647
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	275,099
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	21,376
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	634,611
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	636,594
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	78,766
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	64,581
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	210,648
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	50,077
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	39,778
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	694,135
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	31,923

Total Oil, Gas & Consumable Fuels				16,368,191

TOTAL ENERGY				16,537,973

FINANCIALS - 32.2%
Banks - 18.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	178,275	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	$250,000	$237,460	(a)(b)(c)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	386,969
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	168,260
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	314,148
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	118,424	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	315,891
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,008,433
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	325,317	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	961,100	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	572,293	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	921,973	(a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	280,000	266,108	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	403,581	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	167,229	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	295,397
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	230,850
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	350,532	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	741,233
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	391,294
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	368,450
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	239,077	(c)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	154,252	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	415,771
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	292,540

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	$350,000	$292,111	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,035,575	(a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	290,174	(a)(c)(d)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	229,098	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	242,621	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	271,166	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	186,949
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	821,618	(c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	72,690
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	340,860	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	202,517	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	129,851	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	198,590	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	147,538	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	124,220	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.934%	11/1/23	260,000	261,532	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	36,312	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	414,309
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	419,468
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	351,636	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	$370,000	$346,607	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	242,721	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	294,031	(c)
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	349,095
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	219,072	(c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	200,683	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	355,671	(a)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	250,000	235,482	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	980,547	(a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	283,178	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	297,849	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	193,477	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	570,000	540,035	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	373,336
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	453,388
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	83,910

Total Banks				21,342,774

Capital Markets - 7.2%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	226,183	(b)(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	247,497	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	583,984	(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
CI Financial Corp., Senior Notes	3.200%	12/17/30	$330,000	$250,561
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	92,752
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	422,677
Credit Suisse AG AT1 Claim	-	1/1/50	1,700,000	0	*(e)(f)(g)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	42,717
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	99,086	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	378,680
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	575,593
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	683,051	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	648,660
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	429,107
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	217,608
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	228,721
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	680,354	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	61,934	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	52,790	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	93,258
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	254,563	(c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	115,910	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	93,541	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	65,953
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	74,619
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	572,970	(a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	218,425	(a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	224,805	(a)(c)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	$380,000	$375,796	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	288,899	(a)(c)

Total Capital Markets				8,300,694

Consumer Finance - 0.3%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	135,298	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	288,713

Total Consumer Finance				424,011

Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	328,711
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	368,901
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	383,607
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	90,591	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	134,473	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	183,179	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	89,973
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.209%	12/21/65	470,000	344,520	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.459%	12/21/65	270,000	204,315	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	218,941	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	141,055	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	105,917	(a)

Total Financial Services				2,594,183

Insurance - 3.6%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	165,157	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	$480,000	$450,050	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	72,058
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	57,641
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	57,835	(a)
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	233,461
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	224,638	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	492,397	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	196,885	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,125,142
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	66,299	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	157,640	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	70,388	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	164,760	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	178,977
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	421,588	(a)

Total Insurance				4,134,916

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	445,681	(a)

TOTAL FINANCIALS				37,242,259

HEALTH CARE - 8.0%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	605,775
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	707,737
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	280,988
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	101,567

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	$60,000	$58,324
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	42,869

Total Biotechnology				1,797,260

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	82,042
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	341,520

Total Health Care Equipment & Supplies				423,562

Health Care Providers & Services - 4.7%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	92,277
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	324,646
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	417,604
Cigna Group, Senior Notes	4.125%	11/15/25	340,000	329,295
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	299,759
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	517,905
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	511,224
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	491,139
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	286,392
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	465,696
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	73,052
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	318,068
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	190,207
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	95,398
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	188,006
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	287,973
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	90,550
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	125,097
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	70,664
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	50,451
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	128,079
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	107,958

Total Health Care Providers & Services				5,461,440

Pharmaceuticals - 1.3%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	32,701	(a)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	390,000	368,815
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	400,000	367,578
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	269,669

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	$60,000	$54,859
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	200,897
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	207,160
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	25,885

Total Pharmaceuticals				1,527,564

TOTAL HEALTH CARE				9,209,826

INDUSTRIALS - 6.4%
Aerospace & Defense - 2.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	520,000	520,000	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	137,075	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	498,368	(a)
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	333,925
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	193,898
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	126,892
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	227,479
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	182,990
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	182,715
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	236,984
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	36,509
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	89,778

Total Aerospace & Defense				2,766,613

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	67,583

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	67,495
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	454,232

Total Commercial Services & Supplies				521,727

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	823,894	(a)

Ground Transportation - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	226,453

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	105,188
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	340,081

Total Industrial Conglomerates				445,269

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	$220,000	$189,818

Passenger Airlines - 1.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	100,833	98,570	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	102,396	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	262,913	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	286,000	277,902	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	171,128	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	185,356
United Airlines Pass-Through Trust	4.875%	1/15/26	135,765	131,534

Total Passenger Airlines				1,229,799

Trading Companies & Distributors - 0.9%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	315,917
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	613,925	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	177,036	(a)

Total Trading Companies & Distributors				1,106,878

TOTAL INDUSTRIALS				7,378,034

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	363,151

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	99,514
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	197,433

Total IT Services				296,947

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	100,135
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	322,920
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	10,057	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	131,090	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	300,000	286,901	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	117,657
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,277
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	51,427
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	70,110
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	19,787

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	$60,000	$47,277
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	138,605
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	58,676
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	245,154
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	223,300

Total Semiconductors & Semiconductor Equipment				1,831,373

Software - 1.1%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	843,349
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	212,729
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	253,744

Total Software				1,309,822

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	269,378
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	134,326
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	35,100

Total Technology Hardware, Storage & Peripherals				438,804

TOTAL INFORMATION TECHNOLOGY				4,240,097

MATERIALS - 6.3%
Chemicals - 1.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	309,415
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	860,292
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	77,850
OCP SA, Senior Notes	3.750%	6/23/31	200,000	158,465	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	147,679	(a)

Total Chemicals				1,553,701

Metals & Mining - 4.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	467,240	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	458,442
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	162,396
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	47,976
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	177,377
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	199,872	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	179,319
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	433,033	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	130,332	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	525,531	(a)

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	$360,000	$338,148	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	158,324	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	42,242	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	406,747
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,156,106
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	328,837
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	23,051

Total Metals & Mining				5,234,973

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	257,008
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	176,859

Total Paper & Forest Products				433,867

TOTAL MATERIALS				7,222,541

REAL ESTATE - 0.6%
Health Care REITs - 0.4%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	123,050
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	292,530

Total Health Care REITs				415,580

Residential REITs - 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	68,882

Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	192,442	(a)

Specialized REITs - 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	53,942

TOTAL REAL ESTATE				730,846

UTILITIES - 3.1%
Electric Utilities - 3.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	172,593
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	156,771	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	270,000	238,873	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	333,964	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	108,091
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	310,000	288,401
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	906,668

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	$150,000	$137,192
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	86,324	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	12,830
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	179,204
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	131,414
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	110,111
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	27,408
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	230,078
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	486,979

TOTAL UTILITIES				3,606,901

TOTAL CORPORATE BONDS & NOTES (Cost - $117,803,832)				106,915,473

SOVEREIGN BONDS - 3.5%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	9,896
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	127,826	36,665
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	412,973	102,894
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,353,938	445,642	(a)

Total Argentina				595,097

Canada - 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	788,305

Chile - 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	154,060

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	758,045

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	$240,000	$191,438

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	358,786	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	180,414
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	147,944
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	255,253

Total Mexico				583,611

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	234,910	(a)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	348,103	(a)

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	60,775

TOTAL SOVEREIGN BONDS (Cost - $5,043,989)				4,073,130

MUNICIPAL BONDS - 1.1%
California - 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	750,756
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	93,041

Total California				843,797

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	140,687

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	286,154	291,512

TOTAL MUNICIPAL BONDS (Cost - $1,480,347)				1,275,996

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Notes (Cost - $598,529)	5.000%	8/31/25	$600,000	$598,828

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $456,871)	2.375%	3/15/24	470,000	452,962

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost - $143,068)	8.816%		5,725	126,666	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $125,526,636)				113,443,055

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.0%
U.S. Treasury Bills - 0.4%
U.S. Treasury Bills (Cost - $398,246)	5.133%	10/31/23	400,000	398,303	(h)

			SHARES
MONEY MARKET FUNDS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $713,627)	5.259%		713,627	713,627	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,111,873)				1,111,930

TOTAL INVESTMENTS - 99.2% (Cost - $126,638,509)				114,554,985
Other Assets in Excess of Liabilities - 0.8%				976,270

TOTAL NET ASSETS - 100.0%				$115,531,255

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Rate shown represents yield-to-maturity.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $713,627 and the cost was $713,627 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	45	12/23	$9,140,701	$9,121,992	$(18,709)
U.S. Treasury 5-Year Notes	98	12/23	10,406,626	10,325,220	(81,406)
U.S. Treasury 10-Year Notes	5	12/23	549,344	540,313	(9,031)
U.S. Treasury Ultra Long-Term Bonds	34	12/23	4,293,775	4,035,375	(258,400)

					(367,546)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	67	12/23	8,036,744	7,623,344	413,400

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	21

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	22	12/23	$2,515,329	$2,454,375	$60,954

					474,354

Net unrealized appreciation on open futures contracts					$106,808

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee

23

Notes to Schedule of Investments (unaudited) (continued)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$106,915,473	$0	*	$106,915,473
Sovereign Bonds	—	4,073,130	—		4,073,130
Municipal Bonds	—	1,275,996	—		1,275,996
U.S. Government & Agency
Obligations	—	598,828	—		598,828
Convertible Bonds & Notes	—	452,962	—		452,962
Preferred Stocks	—	126,666	—		126,666

Total Long-Term Investments	—	113,443,055	0	*	113,443,055

Short-Term Investments†:
U.S. Treasury Bills	—	398,303	—		398,303
Money Market Funds	$713,627	—	—		713,627

Total Short-Term Investments	713,627	398,303	—		1,111,930

Total Investments	$713,627	$113,841,358	$0	*	$114,554,985

Other Financial Instruments:
Futures Contracts††	$474,354	—	—		$474,354

Total	$1,187,981	$113,841,358	$0	*	$115,029,339

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts††	$367,546	—	—		$367,546

25

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$44,839	$13,118,088	13,118,088	$12,449,300	12,449,300

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,945	—	$713,627

26